Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
                              phone (215) 988-2700
                               fax (215) 988-2757
                                   www.dbr.com


                                 October 4, 2002



VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

                  Re:      Armada Funds (the "Trust")
                           File Nos. 33-488/811-4416

Ladies and Gentlemen:

                  On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (a) the form of the following Prospectuses and Statements of Additional Information of the Trust that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statements of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended ("PEA #66"), which was filed on September 30, 2002:

                  i) Equity, Asset Allocation, Fixed Income and Tax Free Bond Funds A, B and H Shares (Retail) Prospectus dated October 1, 2002 (Core Equity, Equity Growth, Equity Index, International Equity, Large Cap Ultra, Large Cap Value, Mid Cap Growth, Small Cap Growth, Small Cap Value, Small/Mid Cap Value, Tax Managed Equity, Aggressive Allocation, Balanced Allocation, Conservative Allocation, Bond, GNMA, High Yield Bond, Intermediate Bond, Limited Maturity Bond, Short Duration Bond, Total Return Advantage, U.S. Government Income, Michigan Municipal Bond, National Tax Exempt Bond, Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds);

                  ii) Equity, Asset Allocation, Fixed Income and Tax Free Bond Funds I Shares (Institutional) Prospectus dated October 1, 2002 (Core Equity, Equity Growth, Equity Index, International Equity, Large Cap Ultra, Large Cap Value, Mid Cap Growth, Small Cap Growth, Small Cap Value, Small/Mid Cap Value, Tax Managed Equity, Aggressive Allocation, Balanced Allocation, Conservative Allocation, Bond, GNMA, High Yield Bond, Intermediate Bond, Limited Maturity Bond, Short Duration Bond, Total Return Advantage, U.S. Government Income, Michigan Municipal Bond, National Tax Exempt Bond, Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds);

                  iii) Equity, Asset Allocation, Fixed Income, Tax Free Bond and Money Market Funds C Shares (Retail) Prospectus dated October 1, 2002 (Core Equity, Equity Growth, Equity Index, International Equity, Large Cap Ultra, Large Cap Value, Mid Cap Growth, Small Cap Growth, Small Cap Value, Small/Mid Cap Value, Tax Managed Equity, Aggressive Allocation, Balanced Allocation, Conservative Allocation, Bond, GNMA, High Yield Bond, Intermediate Bond, Limited Maturity Bond, Short Duration Bond, Total Return Advantage, U.S. Government Income, Michigan Municipal Bond, National Tax Exempt Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond and Money Market Funds);

                  iv) Money Market Funds A, B and H Shares (Retail) Prospectus dated October 1, 2002 (Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Treasury Money Market and Treasury Plus Money Market Funds);

                  v) Money Market Funds I Shares (Institutional) Prospectus dated October 1, 2002 (Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Treasury Money Market and Treasury Plus Money Market Funds); and

                  vi) the Statement of Additional Information dated October 1, 2002 with respect to the Trust's Core Equity, Equity Growth, Equity Index, International Equity, Large Cap Ultra, Large Cap Value, Mid Cap Growth, Small Cap Growth, Small Cap Value, Small/Mid Cap Value, Tax Managed Equity, Aggressive Allocation, Balanced Allocation, Conservative Allocation, Bond, GNMA, High Yield Bond, Intermediate Bond, Limited Maturity Bond, Short Duration Bond, Strategic Income, Total Return Advantage, U.S. Government Income, Michigan Municipal Bond, National Tax

Exempt Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Treasury Money Market and Treasury Plus Money Market Funds;

and (b) the text of PEA #66 has been filed electronically.

                  Questions concerning this letter may be directed to the undersigned at (215) 988-2442.

                                                     Sincerely,


                                                     /s/ Edward T. Searle
                                                     --------------------------
                                                     Edward T. Searle